Income Taxes (Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 3,468,000	$ 3,941,000
Expiry date	2021 to 2024	2020 to 2023
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 71,328,000	$ 60,395,000
Expiry date	2027 to 2040	2027 to 2039
Provision for site reclamation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 1,986,000	$ 965,000
Expiry date	No Expiry	No Expiry
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 849,000	$ 404,000
Expiry date	No Expiry	No Expiry
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 622,000	$ 506,000
Expiry date	No Expiry	No Expiry
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences and unused tax losses	$ 11,062,000	$ 17,777,000
Expiry date	No Expiry	No Expiry